Document and Entity Information	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-39531
Entity Registrant Name	Processa Pharmaceuticals, Inc.
Entity Central Index Key	0001533743
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-1539785
Entity Address, Address Line One	601 21st Street, Suite 300
Entity Address, City or Town	Vero Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32960
City Area Code	772
Local Phone Number	453-2899
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	PCSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false